UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2017

Date of reporting period:	10/31/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Muni High Income Fund

SEMIANNUAL REPORT	OCTOBER 31, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Maximum amount of income that is eligible for exclusion from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the Prudential Muni High Income Fund informative and useful. The report covers performance for the 12-month period that ended October 31, 2016.

During the reporting period, the US economy experienced modest growth.

Labor markets were healthy, and consumer confidence rose. The housing market brightened somewhat, as momentum continued for the new home market. The Federal Reserve kept interest rates unchanged at its September meeting, but pointed to the strong possibility of a rate hike in December. Internationally, concerns over Brexit—the term used to represent Britain’s decision to leave the European Union—remained in the spotlight.

Equity markets in the US were firmly in positive territory at the end of the reporting period, as US stocks posted strong gains. European stocks struggled earlier, but found some traction in the third quarter. Asian markets also advanced, and emerging markets rose sharply.

US fixed income markets experienced overall gains. High yield bonds posted very strong results. Corporate bonds and Treasuries also performed well. Accommodative monetary policy by central banks helped lift global bond markets.

Given the uncertainty in today’s investment environment, we believe that active professional portfolio management offers a potential advantage. Active managers often have the knowledge and flexibility to find the best investment opportunities in the most challenging markets.

Even so, it’s best if investment decisions are based on your long-term goals rather than on short-term market and economic developments. We also encourage you to work with an experienced financial advisor who can help you set goals, determine your tolerance for risk, build a diversified plan that’s right for you, and make adjustments when necessary.

By having Prudential Investments help you address your goals, you gain the advantage of asset managers that also manage money for many major corporations and pension funds around the world. That means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing our family of funds.

Sincerely,

Stuart Parker, President

Prudential Muni High Income Fund

December 15, 2016

Prudential Muni High Income Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 10/31/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	1.58	6.07	35.87	59.89
Class B	1.56	5.82	34.37	56.22
Class C	1.21	5.20	30.96	50.01
Class Z	1.73	6.38	37.69	64.21
Bloomberg Barclays Municipal Bond Index	0.49	4.06	23.66	56.37
Bloomberg Barclays Municipal High Yield Bond Index	4.49	8.62	41.14	57.74
Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%)	2.48	6.32	32.23	57.83
Lipper High Yield Municipal Debt Funds Average	1.93	6.60	37.13	46.74

Average Annual Total Returns (With Sales Charges) as of 9/30/16
		One Year (%)	Five Years (%)	Ten Years (%)
Class A		3.76	5.67	4.60
Class B		2.82	6.09	4.77
Class C		6.30	5.73	4.36
Class Z		8.40	6.81	5.30
Bloomberg Barclays Municipal Bond Index		5.58	4.48	4.75
Bloomberg Barclays Municipal High Yield Bond Index		11.32	7.36	4.89
Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%)		8.42	5.93	4.87
Lipper High Yield Municipal Debt Funds Average		8.67	6.70	4.12

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Source: Prudential Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	4.00% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	.50%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Bloomberg Barclays Municipal Bond Index—The Bloomberg Barclays Municipal Bond Index is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Bloomberg Barclays Municipal High Yield Bond Index—The Bloomberg Barclays Municipal High Yield Bond Index is an unmanaged index of non-rated or Ba1 or below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed.

Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%)—This is a custom blend of the Bloomberg Barclays Municipal Bond Index (50%) and the Bloomberg Barclays Municipal High Yield Bond Index (50%).

Lipper High Yield Municipal Debt Funds Average—The Lipper High Yield Municipal Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper High Yield Municipal Debt Funds category for the periods noted. Funds in the Lipper Average invest at least 50% of their assets in lower-rated municipal debt issues.

Investors cannot invest directly in an index or average. The returns for the indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Muni High Income Fund	5

Your Fund’s Performance (continued)

Distribution and Yields as of 10/31/16
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			39.60(%)	43.40(%)		39.60(%)	43.40(%)
Class A	0.20	2.38	3.94	4.20	2.38	3.94	4.20
Class B	0.18	2.22	3.68	3.92	2.22	3.68	3.92
Class C	0.16	1.72	2.85	3.04	1.72	2.85	3.04
Class Z	0.21	2.73	4.52	4.82	2.73	4.52	4.82

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Credit Quality expressed as a percentage of total investments as of 10/31/16 (%)
AAA	7.0
AA	9.5
A	18.7
BBB	30.7
BB	10.0
B	11.7
CCC	1.4
CC	0.4
Not Rated	12.1
Cash/Cash Equivalents	–1.5
Total Investments	100.0

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2016, at the beginning of the period, and held through the six-month period ended October 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Muni High Income Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Muni High Income Fund		Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,015.80	0.86%	$4.37
	Hypothetical	$1,000.00	$1,020.87	0.86%	$4.38
Class B	Actual	$1,000.00	$1,015.60	1.11%	$5.64
	Hypothetical	$1,000.00	$1,019.61	1.11%	$5.65
Class C	Actual	$1,000.00	$1,012.10	1.61%	$8.17
	Hypothetical	$1,000.00	$1,017.09	1.61%	$8.19
Class Z	Actual	$1,000.00	$1,017.30	0.61%	$3.10
	Hypothetical	$1,000.00	$1,022.13	0.61%	$3.11

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2016, and divided by the 365 days in the Fund’s fiscal year ending April 30, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended October 31, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	0.86	0.86
B	1.11	1.11
C	1.61	1.61
Z	0.61	0.61

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Muni High Income Fund	9

Portfolio of Investments (unaudited)

as of October 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 99.9%

Alabama 1.1%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.000%	10/01/44	500	$569,835
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.250	10/01/48	500	574,870
Lower Alabama Gas Dist. Rev., Ser. A	5.000	09/01/46	4,500	5,655,780
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	5.800	05/01/34	1,000	1,136,550
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	6.250	11/01/33	1,750	1,990,135

				9,927,170

Arizona 3.5%
La Paz Cnty. Indl. Dev. Auth. Rev., Solutions-Harmony Pub. Chrt. Sch., Ser. A, 144A	5.000	02/15/46	750	810,082
Maricopa Cnty. Indl. Dev. Auth. Rev., Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,152,280
Maricopa Cnty. Indl. Dev. Auth. Rev., Paradise Schs. Projs. Parago, Rfdg., 144A	5.000	07/01/47	1,000	1,050,730
Maricopa Cnty. Indl. Dev. Auth. Rev., Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	1,085,310
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co., Ser. B	7.250	04/01/40	1,500	1,701,255
Phoenix City Indl. Dev. Auth. Rev., Basis Schs. Projs., Ser. A, Rfdg., 144A	5.000	07/01/46	1,000	1,057,560
Phoenix City Indl. Dev. Auth. Rev., Basis Schs., Rfdg., 144A	5.000	07/01/45	1,000	1,057,560
Phoenix City Indl. Dev. Auth. Rev., Great Hearts Academies Proj.	5.000	07/01/44	2,250	2,473,537
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co, Rfdg.	4.000	09/01/29	3,000	3,252,840
Pinal Cnty. Indl. Dev. Auth., Correct. Facs. Rev., Florence West Prison Proj., Ser. A, ACA	5.250	10/01/19	3,135	3,142,430
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000	12/01/32	4,590	5,532,052
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000	12/01/37	6,060	7,265,698
Tempe AZ Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	6.250	12/01/42	1,000	1,094,830

				31,676,164

California 10.5%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Senior Cmnty., Rfdg.	6.125	07/01/41	775	878,974

See Notes to Financial Statements.

Prudential Muni High Income Fund	11

Portfolio of Investments (unaudited) (continued)

as of October 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS (Converted to Fixed on 12/01/10)	5.250%	06/01/21	2,855	$2,902,307
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS, Ser. B (Converted to Fixed on 12/01/08)	5.100	06/01/28	1,750	1,752,205
California Hlth. Facs. Fin. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750	07/01/39	1,770	1,967,851
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500	11/15/40	750	885,472
California Mun. Fin. Auth. Rev., American Heritage Ed., Ser. A, Rfdg.	5.000	06/01/46	750	841,553
California Mun. Fin. Auth. Rev., Palmdale Aerospace Academy Proj., 144A	5.000	07/01/46	1,000	1,063,170
California Poll. Ctrl. Fin. Auth. Rev., Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	500	556,720
California St., GO, Var. Purp.	5.500	11/01/39	1,000	1,123,910
California St., GO, Var. Purp.	6.000	04/01/38	3,500	3,904,320
California St., GO, Var. Purp.	6.000	11/01/39	1,500	1,712,160
California St. Infrast & Econ. Dev. Bank Rev., Academy Motion Picture Art, Rfdg.	4.000	11/01/45	1,250	1,327,587
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000	12/01/31	1,000	1,160,040
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. G-1	5.750	10/01/30	750	844,575
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. I-1 (Prerefunded 11/01/19)(a)	6.375	11/01/34	750	869,490
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Alliance Clg.-Ready Pub. Schs., Ser. A, 144A	5.000	07/01/45	750	845,993
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Alliance Clg.-Ready Pub. Schs., Ser. A, 144A	5.000	07/01/51	1,000	1,120,780
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Kipp LA Proj., Ser. A, 144A	5.000	07/01/45	650	725,407
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg.	5.250	11/01/44	750	828,225
California Statewide Cmntys. Dev. Auth. Rev., Beverly Cmnty. Hosp. Asst.	5.000	02/01/45	1,500	1,673,040
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth. Oblig. Grp., Rfdg.	5.000	11/01/40	2,000	2,208,460
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A	5.250	12/01/44	1,000	1,104,830
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.000	12/01/46	5,000	5,511,800
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250	12/01/56	3,500	3,904,635

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
California Statewide Cmntys. Dev. Auth. Rev., Sch. Facs., Aspire Pub. Sch. (Prerefunded 01/01/19)(a)	6.000%		07/01/30	995	$1,101,127
California Statewide Cmntys. Dev. Auth. Rev., Sr. Living Southn. Calif. Presbyterian Homes, 144A	7.250		11/15/41	500	570,495
Fontana Spl. Tax Cmnty. Facs., Dist. 22, Sierra Hills, Rfdg.	5.000		09/01/34	500	562,270
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., 1st Sub., Ser. B, CABS	7.680	(b)	06/01/47	10,000	996,600
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	4.500		06/01/27	8,365	8,383,068
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	5.750		06/01/47	11,765	11,582,878
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-2, CABS (Converted to Fixed on 12/01/12)	5.300		06/01/37	5,000	4,965,700
Inland Valley CA Dev. Agcy. Tax Alloc., Ser. A, Rfdg.	5.000		09/01/44	1,000	1,127,930
Lincoln CA Pub. Fing., Auth. Spl. Assmt., Twelve Bridges Sub., Ser. B	6.000		09/02/27	1,000	1,161,410
Long Beach CA Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000		11/15/35	3,510	4,359,841
Long Beach CA Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500		11/15/37	650	843,564
M-S-R Energy Auth. Calif. Rev., Ser. A	6.500		11/01/39	2,060	2,864,533
M-S-R Energy Auth. Calif. Rev., Ser. A	7.000		11/01/34	1,650	2,410,798
Palomar Pomerado Healthcare Dist. Calif., COP	6.000		11/01/41	1,800	2,015,298
Port of Oakland Rev., Ser. O, AMT, Rfdg.	5.125		05/01/31	1,000	1,124,670
Riverside Cnty. CA Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250		11/01/45	1,000	1,192,840
Riverside Cnty. CA Redev. Agcy. Tax. Alloc. Intst. 215 Corridor, Ser. E	6.500		10/01/40	2,000	2,361,180
San Buenaventura CA Rev., Cmnty. Mem. Hlth. Sys.	7.500		12/01/41	1,000	1,211,190
San Buenaventura CA Rev., Cmnty. Mem. Hlth. Sys.	8.000		12/01/26	500	644,770
San Francisco City & Cnty. Arpt. Comm. Rev., Ser. C, AMT, Rfdg.	5.000		05/01/25	1,000	1,151,930
Santa Margarita CA Wtr. Dist. Spl. Tax Cmty. Facs., Ser. 2013-1, Village of Sendero	5.625		09/01/36	675	780,401
South Bayside CA Wste. Mgmt. Auth., Sol. Wste. Enterprise Rev., Shoreway Environmental, Ser. A	6.000		09/01/36	500	564,355
Tob. Secur. Auth. Northern Calif. Rev., Asset Bkd. Bonds, Ser. A	4.750		06/01/23	3,945	3,973,325

					95,663,677

See Notes to Financial Statements.

Prudential Muni High Income Fund	13

Portfolio of Investments (unaudited) (continued)

as of October 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Colorado 3.3%
Colorado Edl. & Cultural Facs. Auth. Rev., Impt., Chrt. Sch. Univ. LA, Rfdg., 144A	5.000%	12/15/45	1,000	$1,045,400
Colorado Edl. & Cultural Facs. Auth. Rev., Lighthouse Building Corp., Rfdg.	5.000	11/01/44	885	921,692
Colorado Edl. & Cultural Facs. Auth. Rev., Rfdg. & Impt., Chrt. Sch. Skyview Academy Proj., 144A	5.375	07/01/44	1,350	1,456,191
Colorado Edl. & Cultural Facs. Auth. Rev., Windsor Chrt. Sch., 144A	5.000	09/01/46	1,390	1,398,993
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Rfdg.	5.000	01/01/37	1,250	1,375,300
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Rfdg.	5.250	01/01/37	550	583,435
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Ser. A, Rfdg.	5.750	01/01/37	1,500	1,512,315
Colorado Hlth. Facs. Auth. Rev., Covenant Retirement Cmntys., Rfdg.	5.000	12/01/35	1,250	1,399,750
Colorado Hlth. Facs. Auth. Rev., Parkview Med. Ctr., Ser. B, Rfdg.	4.000	09/01/34	1,500	1,583,370
Colorado Hlth. Facs. Auth. Rev., Vail Valley Med. Ctr. Proj.	4.000	01/15/45	2,500	2,605,550
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	5.125	05/15/37	1,240	1,263,014
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	5.250	05/15/42	2,500	2,547,525
Denver Convention Ctr. Htl. Auth. Rev., Sr. Bonds, Rfdg.	5.000	12/01/40	500	560,890
E-470 Pub. Hwy. Auth. Rev., Ser. C, Rfdg.	5.375	09/01/26	1,000	1,115,620
Park Creek Met. Dist. Ltd. Ppty. Tax Alloc., Senior Lmt. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,686,165
Plaza Co. Met. Dist. 1 Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	1,049,200
Pub. Auth. Energy Nat. Gas Pur. Rev.	6.500	11/15/38	5,505	7,710,083

				29,814,493

Connecticut 0.4%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375	07/01/41	1,250	1,394,475
Harbor Point Infrastructure Impt. Dist. Tax Alloc., Harbor Point Proj., Ser. A	7.875	04/01/39	2,000	2,316,060

				3,710,535

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Delaware 0.3%
Delaware St. Econ. Dev. Auth. Rev., Aspira Chrt. Sch., Ser. A	5.000%	06/01/46	1,000	$1,062,720
Delaware St. Econ. Dev. Auth. Rev., Newark Chrt. Sch., Inc., Ser. A, Rfdg.	5.000	09/01/46	500	569,510
Delaware St. Hlth. Facs. Auth. Rev., Nanticoke Mem. Hosp., Nanticoke Memorial Hosp., Rfdg.	5.000	07/01/32	1,375	1,480,531

				3,112,761

District of Columbia 1.2%
Dist. of Columbia, Rev., Friendship Pub. Chrt. Sch.	5.000	06/01/42	3,500	3,855,810
Dist. of Columbia, Rev., Gallaudet Univ.	5.500	04/01/34	400	457,072
Dist. of Columbia, Rev., Kipp Chrt. Sch., Rfdg.	6.000	07/01/43	850	1,012,052
Dist. of Columbia, Rev., Kipp Chrt. Sch., Rfdg.	6.000	07/01/48	725	860,800
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Dulles Toll Rd., Ser. A, Rfdg.	5.000	10/01/53	2,500	2,777,000
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.250	10/01/27	1,500	1,601,160

				10,563,894

Florida 7.7%
Boggy Creek Impt. Dist. Spl. Assmt., Ser. 2013, Rfdg.	5.125	05/01/43	2,825	2,957,097
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250	10/01/43	1,500	1,699,350
Capital Tr. Agcy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350	07/01/29	2,125	2,293,852
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Coastal, Ser. A-1	5.000	06/01/19	1,250	1,373,588
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Ser. A-1	5.000	06/01/22	1,000	1,184,130
Cityplace CDD Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,157,110
Collier Cnty. Indl. Dev. Auth. Rev., Arlington of Naples Proj., Ser. A, Rfdg., 144A	8.125	05/15/44	2,000	2,371,380
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625	04/01/43	500	578,605
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000	04/01/42	1,000	1,184,150
Florida Dev. Fin. Corp. Edl. Facs. Rev., Bay Area Chrt. Fndtn., Ser. A	7.750	06/15/42	2,000	2,235,280
Florida Dev. Fin. Corp. Edl. Facs. Rev., Renaissance Chrt. Sch., Ser. A	6.000	09/15/40	1,750	1,828,942
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000	11/15/26	500	538,795

See Notes to Financial Statements.

Prudential Muni High Income Fund	15

Portfolio of Investments (unaudited) (continued)

as of October 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000%	11/15/36	4,700	$4,980,496
Halifax Hosp. Med. Ctr. Rev., Rfdg.	4.000	06/01/46	2,000	2,049,620
Hillsborough Cnty. Indl. Dev. Auth. Rev., Hlth. Facs., Univ. Cmnty. Hosp., Ser. B, Rmkt. (Prerefunded 08/15/19)(a)	8.000	08/15/32	1,000	1,199,750
Hillsborough Cnty. Indl. Dev. Auth. Rev., Tampa Electric, Series A, Rmkt., Rfdg.	5.650	05/15/18	1,000	1,066,100
Indigo Cmnty. Dev. Dist. Cap. Impvt. Spl. Assmt.(c)(d)(e)	5.750	05/01/36	935	448,800
Jacksonville Econ. Dev. Rev., Gerdau Ameristeel U.S., Inc., AMT	5.300	05/01/37	3,000	2,893,200
Lakewood Ranch Stewardship Dist., Spl. Assmt.	4.875	05/01/45	1,000	1,032,310
Lakewood Ranch Stewardship Dist., Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	250	255,078
Lakewood Ranch Stewardship Dist., Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,500	1,554,105
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., AMT, Rfdg.	3.950	12/15/21	1,750	1,826,492
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., AMT, Rfdg.	4.200	12/15/25	1,000	1,043,350
Midtown Miami Cmnty. Dev. Dist. Spl. Assmt., Spl. Assmt., Pkg. Garage Proj., Ser. A, Rfdg.	5.000	05/01/37	1,980	2,102,582
North Sumter Cnty. Util. Dependent Dist., Solid Wste. Rev.	5.000	10/01/42	2,000	2,155,700
North Sumter Cnty. Util. Dependent Dist., Util. Rev.	5.750	10/01/43	1,500	1,687,485
Orange Cnty. Hlth. Facs. Auth. Rev., Orlando Hlth. Inc., Ser B., Rfdg.	4.000	10/01/45	1,000	1,039,860
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg.	5.000	12/01/31	500	568,985
Palm Beach Hlth. Facs. Auth. Rev., Sinai Residences Boca Raton Proj., Ser. A, Rfdg.	7.500	06/01/49	1,000	1,219,250
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	5.625	07/01/39	1,000	1,092,830
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Rfdg.	5.250	10/01/34	1,250	1,352,913
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Ser. A	6.250	04/01/39	1,910	2,111,047
St. Johns Cnty. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A, Rfdg.	6.000	08/01/45	1,000	1,125,640
St. Petersburg Hlth. Facs. Auth. Rev., All Children’s Hosp., Ser. A (Prerefunded 11/15/19)(a)	6.500	11/15/39	1,500	1,743,135

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Tallahassee Hlth. Facs. Mem. Rev.	5.000%	12/01/55	1,000	$1,119,950
Village Cmnty. Dev. Dist. No. 7. Fla. Spl. Assmt., Rfdg.	4.000	05/01/36	1,995	2,038,750
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt., Phase II, Rfdg.	6.125	05/01/39	2,215	2,533,030
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt.	7.000	05/01/41	810	971,287
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt., Rfdg.	5.500	05/01/42	2,190	2,494,870
Village Cmnty. Dev. Dist. No.10. Fla. Spl. Assmt.	5.125	05/01/43	1,155	1,279,451
Village Cmnty. Dev. Dist. No.10. Fla. Spl. Assmt.	6.000	05/01/44	1,000	1,175,710
Village Cmnty. Dev. Dist. No.11. Fla. Spl. Assmt.	4.500	05/01/45	1,485	1,531,421
Village Cmnty. Dev. Dist. No.12. Fla. Spl. Assmt.	3.875	05/01/47	3,000	2,872,530

				69,968,006

Georgia 0.9%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000	01/01/30	500	551,865
Burke Cnty. Dev. Auth. Poll. Ctrl. Rev., Oglethorpe Pwr. - Vogtle Proj., Ser. B, Rfdg.	5.500	01/01/33	1,000	1,045,950
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A, Rfdg.	8.750	06/01/29	2,000	2,418,320
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	6.150	02/01/20	1,000	1,120,150
Marietta Dev. Auth. Rev., Life Univ., Rfdg.	7.000	06/15/39	1,000	1,041,490
Priv. Colleges & Univs. Auth. Rev., Savannah Clg. Art & Design Proj.	5.000	04/01/44	1,500	1,683,285

				7,861,060

Guam 0.2%
Guam Govt., Ser. A, GO (Prerefunded 11/15/19)(a)	7.000	11/15/39	1,000	1,177,330
Guam Govt. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000	07/01/35	500	559,655

				1,736,985

Hawaii 0.8%
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. A, Rfdg.	5.500	07/01/40	1,000	1,105,560
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. B	5.750	07/01/40	500	558,250
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., 15 Craigside Proj., Ser. A	9.000	11/15/44	1,000	1,195,580
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A	5.500	07/01/43	2,500	2,929,350
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaiian Elec. Co.	6.500	07/01/39	1,000	1,115,260

				6,904,000

See Notes to Financial Statements.

Prudential Muni High Income Fund	17

Portfolio of Investments (unaudited) (continued)

as of October 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Idaho 0.2%
Idaho Hlth. Facs. Auth. Rev., Madison Memorial Hosp., Rfdg.	5.000%	09/01/37	1,000	$1,121,900
Idaho Hlth. Facs. Auth. Rev., St. Luke’s Hlth. Sys. Proj., Ser. A	6.750	11/01/37	1,000	1,100,140

				2,222,040

Illinois 9.4%
Chicago Brd. Edu., GO, Ser. A., Rfdg.	5.250	12/01/16	500	500,885
Chicago Brd. Edu., GO, Ser. A., Rfdg.	7.000	12/01/44	2,000	2,123,980
Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C	6.500	01/01/41	1,000	1,196,270
Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C, AMT, Rfdg.	5.375	01/01/39	1,500	1,700,940
Chicago O’Hare Int’l. Arpt. Rev., Ser. C, AMT, Rfdg.	4.375	01/01/40	2,000	2,108,740
Chicago, IL, GO, Ser. 2003 B, Rmkt., Rfdg.	5.000	01/01/23	750	801,150
Chicago, IL, GO, Ser. 2005 D, Rmkt., Rfdg.	5.500	01/01/37	5,790	6,104,745
Chicago, IL, GO, Ser. 2007 E, Rmkt., Rfdg.	5.500	01/01/35	3,000	3,175,620
Chicago, IL, GO, Ser. A	4.000	12/01/16	335	335,405
Chicago, IL, GO, Ser. A	5.500	01/01/39	1,500	1,580,505
Chicago, IL, GO, Ser. A, Rfdg.	5.000	01/01/34	3,600	3,662,640
Chicago, IL, GO, Ser. C, Rfdg.	5.000	01/01/26	1,000	1,067,350
Chicago, IL, GO, Ser. C, Rfdg.	5.000	01/01/38	2,500	2,510,600
Chicago, IL Wstwtr. Transmn. Rev., Second Lien, Ser. C, Rmkt., Rfdg.	5.000	01/01/39	3,355	3,722,205
Illinois Fin. Auth. Rev., Cent. DuPage Hlth., Ser. B, Rfdg.	5.500	11/01/39	1,500	1,692,345
Illinois Fin. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,000	1,051,380
Illinois Fin. Auth. Rev., Illinois Inst. of Technology, Ser. A, Rfdg.	5.000	04/01/31	2,500	2,500,175
Illinois Fin. Auth. Rev., Illinois Inst. of Technology, Ser. A, Rfdg.	5.000	04/01/36	5,000	4,962,950
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A, Rfdg.	6.000	08/15/39	1,500	1,695,090
Illinois Fin. Auth. Rev., Presence Health Netw., Ser. C, Rfdg.	4.000	02/15/41	6,000	5,730,000
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A (Prerefunded 05/01/20)(a)	6.000	05/01/28	1,500	1,753,185
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr. Oblig. Grp., Ser. A (Prerefunded 11/01/18)(a)	7.250	11/01/38	3,405	3,830,897
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr., Ser. C (Prerefunded 05/01/19)(a)	6.625	11/01/39	1,000	1,138,810

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Illinois Fin. Auth. Rev., Silver Cross & Med. Ctrs. (Prerefunded 08/15/19)(a)	7.000%	08/15/44	3,000	$3,493,350
Illinois Fin. Auth. Rev., Swedish Covenant, Ser. A	6.000	08/15/38	1,500	1,655,205
Illinois Fin. Auth. Rev., Unitypoint Hlth., Ser. D, Rfdg.	4.000	02/15/46	1,500	1,545,750
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A (Prerefunded 08/15/19)(a)	7.750	08/15/34	1,000	1,183,141
Illinois St., GO	4.000	06/01/36	3,000	2,809,740
Illinois St., GO	5.000	08/01/25	1,000	1,072,930
Illinois St., GO	5.000	03/01/36	1,800	1,854,180
Illinois St., GO	5.000	05/01/36	2,000	2,081,140
Illinois St., GO	5.000	02/01/39	1,500	1,552,425
Illinois St., GO	5.000	05/01/39	1,000	1,036,040
Illinois St., GO, AGM, Rfdg.	4.000	02/01/31	500	499,435
Railsplitter Tob. Settlement Auth. Rev.	6.000	06/01/28	2,250	2,642,063
Regl. Transn. Auth. Rev., Ser. A	4.000	06/01/38	4,015	4,244,216
Regl. Transn. Auth. Rev., Ser. A	4.000	06/01/39	3,015	3,182,031
Springfield Elec. Rev., Sr. Lien, Rfdg.	4.000	03/01/40	1,500	1,587,120

				85,384,633

Indiana 1.0%
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A(d)	7.000	10/01/39	1,000	971,090
Indiana St. Fin. Auth. Rev., Franciscan Alliance Inc., Ser. A	4.000	11/01/51	2,500	2,565,800
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtrwks. Proj., Ser. A, Rfdg.	5.750	01/01/38	1,000	1,101,320
Valparaiso, IN Rev., Pratt Paper LLC Proj., AMT	5.875	01/01/24	900	1,034,406
Valparaiso, IN Rev., Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,860,210
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc. (Prerefunded 09/01/21)(a)	7.750	09/01/31	1,500	1,947,675

				9,480,501

Iowa 1.5%
Altoona Urban Renewal Tax Alloc., Annual Appr. (Prerefunded 06/01/18)(a)	6.000	06/01/43	1,000	1,080,320
Ames, IA Hosp. Rev, Mary Greeley Med. Ctr. (Prerefunded 06/15/20)(a)	5.250	06/15/36	1,000	1,144,340
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.000	12/01/19	785	806,478
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.250	12/01/25	4,600	4,797,754

See Notes to Financial Statements.

Prudential Muni High Income Fund	19

Portfolio of Investments (unaudited) (continued)

as of October 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Iowa (cont’d.)
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.500%	12/01/22	5,600	$5,677,056

				13,505,948

Kansas 0.1%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth., Rfdg.	5.750	11/15/38	1,000	1,127,380

Kentucky 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	6.375	06/01/40	3,500	3,949,190
Kentucky Econ. Dev. Fin. Auth. Telecom. Rev., Sr., Next Gen. Info., Ser. A	5.000	01/01/45	1,000	1,118,060
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. A	6.250	06/01/39	500	551,325
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. B	5.625	09/01/39	500	548,025

				6,166,600

Louisiana 1.6%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev., Westlake Chem. Corp., Ser. A-2	6.500	11/01/35	1,000	1,157,140
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev., Woman’s Hosp. Fndtn., Ser. A	6.000	10/01/44	2,000	2,319,560
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries Hosp. (Prerefunded 07/01/19)(a)	6.750	07/01/39	2,000	2,296,680
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Fndtn. Proj., Rfdg.	4.000	05/15/41	1,000	1,038,590
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Fndtn. Proj., Rfdg.	5.000	05/15/47	1,000	1,133,450
Louisiana Pub. Facs. Auth. Rev., Provident Grp. Flagship Ppty.	5.000	07/01/56	2,000	2,217,520
New Orleans Sewerage Serv. Rev.	5.000	06/01/45	500	567,070
New Orleans Sewerage Serv. Rev., Rfdg.	5.000	06/01/44	1,000	1,140,550
St. Charles Parish Gulf Zone, Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000	12/01/40	2,500	2,730,100

				14,600,660

Maine 0.6%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., E. Maine Healthcare, Ser. A	4.000	07/01/46	3,000	2,918,490
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	7.500	07/01/32	2,000	2,343,420

				5,261,910

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Maryland 1.6%
Anne Arundel Cnty. Tax Alloc., Vlg. South Waugh Chapel Proj.	6.250%	07/01/40	2,000	$2,093,780
Frederick Cnty. MD Spl. Oblig. Rev., Jefferson Tech. Park, Ser. B	7.125	07/01/43	2,000	2,257,340
Frederick Cnty. MD Spl. Oblig. Tax, Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500	07/01/40	4,615	4,858,949
Howard Cnty., MD Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,535,190
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Potomac Elect. Pwr. Co., Rfdg.	6.200	09/01/22	1,000	1,114,080
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Charlestown Cmnty., Rfdg.	6.250	01/01/41	1,500	1,732,140
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	6.000	07/01/41	600	706,698

				14,298,177

Massachusetts 1.1%
Massachusetts St. Dev. Fin. Agcy. Rev., Boston Med. Ctr., Ser. E, Rfdg.	4.000	07/01/38	1,500	1,533,780
Massachusetts St. Dev. Fin. Agcy. Rev., S. Shore Hosp., Ser. I, Rfdg.	4.000	07/01/36	1,500	1,573,560
Massachusetts St. Dev. Fin. Agcy. Rev., SABIS International Chrt. Sch., Rfdg.	5.000	04/15/40	1,250	1,394,913
Massachusetts St. Dev. Fin. Agcy. Rev., Tufts Med. Ctr., Ser. I	7.250	01/01/32	2,000	2,389,360
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000	07/01/32	3,000	3,063,960

				9,955,573

Michigan 2.9%
Great Lakes Wtr., Auth. Wtr. Sply. Sys. Rev., Sr. Lien, Ser. A	5.000	07/01/46	3,000	3,405,750
Kent Hosp. Fin. Auth. Rev., Metro Hosp. Proj., Ser. A	6.250	07/01/40	3,000	2,989,020
Michigan Fin. Auth. Rev., Henry Ford Hlth., Rfdg.	4.000	11/15/46	4,000	4,029,600
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr.	5.000	07/01/35	500	563,995
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr., Ser. C-1	5.000	07/01/44	1,000	1,098,550
Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375	10/15/41	750	861,157
Michigan St. Hosp. Fin. Auth. Rev., Henry Ford Hlth. (Prerefunded 11/15/19)(a)	5.750	11/15/39	1,000	1,139,720

See Notes to Financial Statements.

Prudential Muni High Income Fund	21

Portfolio of Investments (unaudited) (continued)

as of October 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Michigan (cont’d.)
Michigan St. Strategic Fund Rev., Var. Detroit Ed. Rmkt. Rfdg.	5.625%	07/01/20	1,000	$1,142,370
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500	12/01/20	1,800	1,891,746
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. V (Prerefunded 09/01/18)(a)	8.250	09/01/39	2,150	2,438,057
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. W (Prerefunded 08/01/19)(a)	6.000	08/01/39	1,000	1,135,760
Star Intl. Academy, Pub. Sch. Academy, Rfdg.	5.000	03/01/33	2,000	2,086,260
Summit Academy Rev., Rfdg., Pub. Sch. Academy, Rfdg.	6.250	11/01/25	2,060	2,063,317
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000	12/01/28	1,500	1,687,680

				26,532,982

Minnesota 0.5%
Hugo, MN Rev., Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000	07/01/44	1,250	1,283,550
St. Cloud, MN Rev., Centracare Hlth., Ser. A, Rfdg.	4.000	05/01/37	1,250	1,346,238
St. Paul Hsg. & Redev. Auth., Hosp. Rev., Hlth. East Care Sys. Proj.	5.000	11/15/44	1,000	1,114,540
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, AMT, 144A	4.500	10/01/37	1,000	867,290

				4,611,618

Mississippi 0.1%
Warren Cnty. Gulf Opp. Zone, Intl. Paper Proj., Ser. A	6.500	09/01/32	1,000	1,087,240

Missouri 2.1%
Joplin Indl. Dev. Auth. Rev., Freeman Hlth. Sys., Rfdg.	5.000	02/15/35	1,000	1,138,450
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	6.875	11/01/39	1,500	1,573,635
Missouri St. Hlth. & Ed. Facs. Auth. Rev., BJC Hlth. Sys., Ser. A	4.000	01/01/45	2,010	2,111,404
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs.	6.000	02/01/41	1,000	1,126,900
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	4,346,360
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Svcs., Ser. A	5.000	02/01/46	1,000	1,118,440

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Missouri (cont’d.)
Missouri St. Hlth. & Ed. Facs. Auth. Rev., St. Anthonys Med. Ctr., Ser B., Rfdg.	4.000%	02/01/40	750	$772,313
Missouri St. Hlth. & Ed. Facs. Auth. Rev., St. Louis Clg. Pharmacy, Ser. B	5.000	05/01/45	1,500	1,604,970
Missouri St. Hlth. & Ed. Facs. Auth. Rev., The Children’s Mercy Hosp., Rfdg.	4.000	05/15/39	1,000	1,034,490
Poplar Bluff Regl. Transn. Dev. Dist., Transn. Sales Tax Rev.	4.750	12/01/42	2,100	2,203,887
St. Louis Cnty. Indl. Dev. Auth. Rev., St. Andrews Res. Srs. Oblig., Ser. A, Rfdg.	5.125	12/01/45	1,000	1,039,710
St. Louis Cnty. Indl. Dev. Auth. Rev., Friendship Village Sunset Hills, Ser. A	5.875	09/01/43	1,000	1,160,970

				19,231,529

Nebraska 0.3%
Sarpy Cnty. Hosp. Auth. No. 1 Rev., NE Medicine, Rfdg.	4.000	05/15/51	3,000	3,108,360

Nevada 0.3%
Clark Cnty. Impt. Dist. Spl. Assmt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000	08/01/23	1,475	1,520,725
Nevada St. Dept. of Bus. & Ind. Rev., Somerset Acad., Ser. A, 144A	5.125	12/15/45	1,000	1,024,100

				2,544,825

New Hampshire 0.1%
New Hampshire Business Fin. Auth. Sld. Wste. Disp. Rev., Casella Wste. Sys., Inc., Rmkt., AMT (Mandatory put date 10/01/2019), 144A	4.000	04/01/29	1,000	977,770

New Jersey 8.6%
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., AMT, Rfdg.	5.750	09/15/27	1,530	1,731,516
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., Rmkt., AMT	5.500	06/01/33	2,000	2,248,940
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., Proj., Spec. Facs. AMT	5.250	09/15/29	5,000	5,559,200
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	4.875	09/15/19	2,150	2,265,842
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	5.125	09/15/23	5,000	5,562,850
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625	11/15/30	2,275	2,605,785

See Notes to Financial Statements.

Prudential Muni High Income Fund	23

Portfolio of Investments (unaudited) (continued)

as of October 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
New Jersey Econ. Dev. Auth. Rev., Goethals Bridge, AMT	5.375%	01/01/43	1,390	$1,579,332
New Jersey Econ. Dev. Auth. Rev., Provident Grp., Rowan Pptys. LLC, Ser. A	5.000	01/01/48	1,000	1,105,700
New Jersey Econ. Dev. Auth. Rev., Ser. WW	5.250	06/15/40	1,250	1,389,913
New Jersey Econ. Dev. Auth. Rev., Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,943,202
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.000	06/15/37	1,500	1,584,840
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.125	06/15/43	1,100	1,160,577
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp. (Prerefunded 07/01/21)(a)	6.000	07/01/41	500	608,595
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	4.000	07/01/41	1,500	1,570,185
New Jersey Healthcare Facs. Fin. Auth. Rev., Barnabas Hlth., Ser. A, Rfdg. (Prerefunded 07/01/21)(a)	5.625	07/01/37	1,000	1,201,730
New Jersey Healthcare Facs. Fin. Auth. Rev., Inspira Hlth. Obligated Grp., Ser. A, Rfdg.	4.000	07/01/41	1,500	1,562,250
New Jersey Healthcare Facs. Fin. Auth. Rev., Princeton Healthcare Sys., Ser. A, Rfdg.	5.000	07/01/39	1,000	1,158,520
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Barnabas Healthcare Sys. Oblig., Ser. A	5.000	07/01/43	1,500	1,721,505
New Jersey Healthcare Facs. Fin. Auth. Rev., St. Joseph’s Healthcare Sys. Oblig.	4.000	07/01/48	1,500	1,508,310
New Jersey Healthcare Facs. Fin. Auth. Rev., St. Josephs Healthcare Sys. (Prerefunded 07/01/18)(a)	6.625	07/01/38	3,000	3,287,130
New Jersey Healthcare Facs. Fin. Auth. Rev., University Hosp., Ser. A, AGM, Rfdg.	5.000	07/01/46	1,500	1,698,030
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth.	5.750	07/01/33	2,000	2,211,360
New Jersey St. Edl. Facs. Auth. Univ. Med. & Dentistry, Ser. B, Rfdg. (Prerefunded 06/01/19)(a)	7.500	12/01/32	1,000	1,162,970
New Jersey St. Transn. Tr. Fd. Sys. Auth., Fed. Hwy. Reimbursement Nts., Ser. A1	5.000	06/15/28	1,250	1,399,312
New Jersey St. Transn. Tr. Fd. Sys. Auth., Trans. Sys., Ser. A	5.875	12/15/38	2,000	2,168,460
New Jersey St. Transn. Tr. Fd. Sys. Auth., Trans. Sys., Ser. AA	5.000	06/15/45	1,200	1,300,392
New Jersey St. Transn. Tr. Fd. Sys. Auth., Trans. Sys., Ser. AA	5.250	06/15/41	1,000	1,114,270

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
South Jersey Transn. Auth. LLC, Rev., Ser. A, Rfdg.	5.000%		11/01/39	750	$835,103
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	4.500		06/01/23	6,260	6,347,515
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	4.625		06/01/26	8,030	8,065,894
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	4.750		06/01/34	3,000	2,873,550
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	5.000		06/01/41	8,610	8,055,085

					78,587,863

New York 6.2%
Brooklyn Arena Loc. Dev. Corp. Rev., Barclays Ctr. Proj. (Prerefunded 01/15/20)(a)	6.375		07/15/43	1,250	1,457,463
Brooklyn Arena Loc. Dev. Corp. Rev., Barclays Ctr. Proj. Ser. A, Rfdg.	5.000		07/15/42	1,000	1,145,310
Build NYC Resource Corp. Rev., Pratt Paper, Inc. Proj., AMT, Rdfg., 144A	5.000		01/01/35	1,000	1,123,070
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec., Asset Bkd., 1st Sub., Ser. B, CABS	6.740	(b)	06/01/47	5,000	658,400
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec., Asset Bkd., 2nd Sub., Ser. C, CABS	7.670	(b)	06/01/50	4,000	319,360
Glen Cove Loc. Econ. Asst. Corp. Rev., Garvies Pt. Impt. Proj., Ser. A	5.000		01/01/56	2,105	2,123,019
Glen Cove Loc. Econ. Asst. Corp. Rev., Garvies Pt. Impt. Proj., Ser. C, CABS (Converted to Fixed on 01/01/24)	5.370		01/01/55	1,000	697,500
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A (Prerefunded 05/01/19)(a)	6.000		05/01/33	1,500	1,684,335
Nassau Cnty. Tob. Settlement Corp., Asset Bkd., Sr., Ser. A-, Rfdg.	5.125		06/01/46	2,250	2,158,042
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750		11/15/51	1,750	2,052,977
New York Liberty Dev. Corp. Rev., Class 1-3 World Trade Ctr., Rfdg., 144A	5.000		11/15/44	5,000	5,624,400
New York St. Dorm. Auth. Rev., Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A (Prerefunded 07/01/20)(a)	6.000		07/01/40	1,000	1,177,180
New York St. Dorm. Auth. Rev., Orange Regl. Med. Ctr., 144A	5.000		12/01/45	1,000	1,103,330
New York St. Thruway Auth. Rev., Jr. Lien, Ser. A	4.000		01/01/56	1,000	1,043,580
New York Trans. Dev. Corp. Rev., American Airlines, AMT, Rfdg.	5.000		08/01/26	2,000	2,185,400
New York Trans. Dev. Corp. Rev., American Airlines, AMT, Rfdg.	5.000		08/01/31	2,000	2,134,920

See Notes to Financial Statements.

Prudential Muni High Income Fund	25

Portfolio of Investments (unaudited) (continued)

as of October 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New York (cont’d.)
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	4.000%	07/01/41	3,000	$3,061,500
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	4.000	07/01/46	4,000	4,014,800
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	5.000	07/01/46	1,000	1,090,010
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	5.250	01/01/50	2,000	2,212,360
Onondaga Civic Dev. Corp., St. Joseph Hosp. Hlth. Ctr., Ser. 2012 (Prerefunded 07/01/22)(a)	5.000	07/01/42	1,000	1,203,620
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000	12/01/20	500	563,340
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	6.000	12/01/42	2,500	2,896,050
TSASC, Inc., Rev., Ser. 1, Rfdg.	5.000	06/01/26	865	863,400
TSASC, Inc., Rev., Ser. 1, Rfdg.	5.125	06/01/42	14,820	14,287,517

				56,880,883

North Carolina 0.3%
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev., Ser. C (Prerefunded 01/01/19)(a)	6.750	01/01/24	1,000	1,119,020
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	6.000	01/01/39	750	801,518
North Carolina Med. Care Commn. Rev., Pennybyrn at Maryfield, Rfdg.	5.000	10/01/35	1,000	1,095,670

				3,016,208

North Dakota 0.1%
Burleigh Cnty. Rev., St. Alexius Med. Ctr. Proj., Ser. A, Rfdg. (Prerefunded 07/01/21)(a)	5.000	07/01/35	750	877,838

Ohio 3.3%
Buckeye OH Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.125	06/01/24	4,920	4,649,351
Buckeye OH Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.375	06/01/24	2,995	2,950,225
Buckeye OH Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/30	6,500	6,131,710
Buckeye OH Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/47	2,155	2,025,764
Buckeye OH Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	6.500	06/01/47	2,425	2,385,303

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Ohio (cont’d.)
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp. Proj., Ser. A	4.000%	11/01/45	2,000	$2,108,240
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000	06/01/42	1,250	1,413,275
Hamilton Cnty. OH Rev., Rfdg. & Impt., Life Enrishing Cmnt.	5.000	01/01/51	1,000	1,084,040
Hancock Cnty. Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Rfdg.	6.250	12/01/34	600	699,678
Lucas Cnty. OH Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.000	11/15/41	750	893,505
Lucas Cnty. OH Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.500	11/15/37	875	1,067,526
Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	5.250	08/01/41	1,200	1,322,004
Montgomery Cnty. Hosp. Facs. Rev., Kettering Hlth. Network Proj.	4.000	08/01/47	1,750	1,810,865
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,095,590
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Generation, Ser. B, Rfdg. (Mandatory put date 04/01/20)	3.625	10/01/33	700	609,399

				30,246,475

Oklahoma 0.8%
Oklahoma St. Dev., Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	5.000	02/15/42	1,500	1,659,555
Tulsa Cnty. OK Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser A, Rfdg.	7.125	11/01/30	1,000	1,097,440
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, AMT, Rfdg. (Mandatory put date 06/01/2025)	5.000	06/01/35	1,250	1,444,675
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, AMT, Rfdg.	5.500	06/01/35	3,000	3,384,570

				7,586,240

Oregon 0.5%
Deschutes Cnty. Hosp. Facs. Auth. Rev., St. Charles Hlth. Sys., Rfdg.	4.000	01/01/46	2,000	2,087,340
Multnomah Cnty. OR Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.400	10/01/44	1,000	1,106,020
Salem OR Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000	05/15/42	1,000	1,112,160

				4,305,520

See Notes to Financial Statements.

Prudential Muni High Income Fund	27

Portfolio of Investments (unaudited) (continued)

as of October 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Pennsylvania 6.2%
Allegheny Cnty. Indl. Dev. Auth. Rev., Environmental Impt., Rfdg.	5.500%	11/01/16	355	$355,000
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj. (Prerefunded 07/01/19)(a)	7.250	07/01/39	1,000	1,162,600
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	5.375	12/01/41	2,700	3,061,422
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	1,074,270
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	5.250	01/01/41	1,000	1,057,290
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	6.125	01/01/45	2,000	2,135,220
Cumberland Cnty. Mun. Auth., Rev., Diakon Lutheran, Rfdg. (Prerefunded 01/01/19)(a)	6.375	01/01/39	900	1,003,005
Doylestown Hosp. Auth. Rev., Doylestown Hosp., Ser. A, Rfdg.	5.000	07/01/46	2,155	2,375,306
East Hempfield Township Indl. Dev. Auth. Rev., Student Svcs. Inc., Student Hsg. Proj.	5.000	07/01/46	1,000	1,080,490
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125	06/01/41	1,450	1,603,903
Lehigh Cnty. Gen. Hosp. Rev., Lehigh Valley Health Network, Ser. A	4.250	07/01/45	1,000	1,060,220
Montgomery Cnty. Indl. Dev. Auth. Rev., Whitemarsh CCRC, Rfdg.	5.250	01/01/40	1,000	1,028,000
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000	07/01/45	2,000	2,243,700
Northampton Cnty. Gen. Purp. Auth. Hosp. Rev., St. Luke’s Hosp. Proj., Ser. A (Prerefunded 08/15/18)(a)	5.500	08/15/35	1,000	1,080,600
Pennsylvania Econ. Dev. Fin. Auth. Rev., PA Bridges Finco. LP, AMT	5.000	06/30/42	1,500	1,659,765
Pennsylvania Econ. Dev. Fin. Auth. Rev., Res. Recov., Colver Proj., Ser. F, AMBAC, AMT, Rfdg.	4.625	12/01/18	3,500	3,511,060
Pennsylvania Econ. Dev. Fin. Auth. Rev., Swr. Sludge Disp., Philadelphia Biosolids Fac.	6.250	01/01/32	750	816,795
Pennsylvania Econ. Dev. Fin. Auth. Rev., US Airways Grp., Ser. B, Gty. Agmt.	8.000	05/01/29	490	568,336
Pennsylvania Tpk. Commn. Rev., Sub., Ser A, Rfdg.	4.000	12/01/41	3,000	3,090,390
Pennsylvania Tpk. Commn. Rev., Sub., Ser A-1, Rfdg.	5.000	12/01/46	2,000	2,238,260
Philadelphia Auth. for Indl. Dev. Rev., First Philadelphia Preparatory Chrt., Ser. A, Rfdg.	7.250	06/15/43	2,000	2,372,720
Philadelphia Auth. for Indl. Dev. Rev., Gtr. Philadelphia Hlth Action, Rfdg.	6.625	06/01/50	3,000	3,173,610

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Pennsylvania (cont’d.)
Philadelphia Auth. for Indl. Dev. Rev., Mariana Bracetti Academy	7.625%		12/15/41	2,000	$2,274,860
Philadelphia Auth. for Indl. Dev. Rev., New Fndtn. Chrt. Sch. Proj.	6.625		12/15/41	1,000	1,123,350
Philadelphia Gas Wks. Co. Rev., General Oridinance, Ser. 14, Rfdg.	4.000		10/01/37	500	534,625
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	5.625		07/01/42	6,750	7,455,983
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A, Rfdg.	5.000		07/01/34	4,175	4,220,716
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A, Rfdg.	5.500		07/01/30	500	507,135
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. B, Rfdg.	5.500		07/01/26	750	761,400
Susquehanna Area Regl. Arpt. Auth., Arpt. Sys. Rev., Ser. A, AMT	6.500		01/01/38	1,500	1,568,415

					56,198,446

Puerto Rico 1.6%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750		07/01/37	1,350	1,041,619
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000		07/01/47	1,125	864,754
Puerto Rico Comnwlth., GO, Pub. Impt., Ser. A, Rfdg.(c)	5.500		07/01/39	2,000	1,287,500
Puerto Rico Comnwlth., GO, Ser. A, Rfdg.(c)	8.000		07/01/35	6,200	4,223,750
Puerto Rico Elec. Pwr. Auth. Rev., Ser. A	6.750		07/01/36	2,000	1,360,080
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	5.250		07/01/40	2,000	1,357,660
Puerto Rico Pub. Bldgs. Auth. Rev., Govt. Facs., Ser. M, Rfdg.(c)	6.000		07/01/20	2,500	1,531,250
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Cap. Apprec., Ser. A , CABS	11.850	(b)	08/01/33	5,000	727,300
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.375		08/01/39	1,500	763,650
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.750		08/01/37	1,000	515,150
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	6.000		08/01/42	2,150	1,136,705

					14,809,418

See Notes to Financial Statements.

Prudential Muni High Income Fund	29

Portfolio of Investments (unaudited) (continued)

as of October 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Rhode Island 0.3%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A (Prerefunded 05/15/19)(a)	7.000%		05/15/39	2,000	$2,299,420
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000		06/01/40	600	646,374

					2,945,794

South Carolina 0.5%
South Carolina Prt. Auth. Rev, AMT	4.000		07/01/45	1,500	1,562,430
South Carolina St. Pub. Svc. Auth. Rev., Ser. E, Rfdg.	5.250		12/01/55	2,500	2,946,450

					4,508,880

South Dakota 0.2%
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000		07/01/42	1,655	1,828,444

Tennessee 1.3%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth., Ser. A	5.250		01/01/45	2,000	2,228,900
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A, Rfdg.	6.000		07/01/38	1,000	1,120,740
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A, NATL, ETM, Rfdg. (Escrowed to maturity date 07/01/17)(a)	6.750		07/01/17	2,000	2,071,660
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Hlth., Ser. A, CABS, Rfdg.	4.420	(b)	01/01/35	1,000	407,320
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg.	5.000		07/01/37	850	912,721
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Vanderbilt Univ. Med. Ctr., Ser. A	5.000		07/01/46	1,000	1,154,000
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250		12/01/42	1,100	1,146,409
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000		02/01/22	1,000	1,146,630
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000		02/01/25	1,500	1,763,265

					11,951,645

Texas 10.4%
Arlington Higher Edu. Fin. Corp. Rev., Uplift Ed., Ser. A, Rfdg.	5.000		12/01/51	3,030	3,410,538

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Arlington Higher Edu. Fin. Corp. Rev., Wayside Schs., Ser. A	4.625%		08/15/46	1,050	$1,057,329
Austin Convention Enterprises, Inc. Convention Ctr. Rev., Second Tier, Ser. B, Rfdg., 144A	5.750		01/01/24	3,405	3,419,573
Austin Convention Enterprises, Inc. Convention Ctr. Rev., Second Tier, Ser. B, Rfdg., 144A	5.750		01/01/34	1,000	1,004,490
Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Army Retmnt Rresidence Fndt., Rfdg.	5.000		07/15/41	1,250	1,381,425
Board of Managers Jt., Guadalupe Cnt., City of Seguin Hosp. Rev., Rfdg.	5.000		12/01/45	500	526,265
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., AMT, Rmkt., Rfdg.(c)(e)	5.400		05/01/29	2,000	—	(f)
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. A, AMT, Elec. Rmkt., Rfdg.(c)(e)	8.250		10/01/30	3,000	—	(f)
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg.(c)(e)	5.400		10/01/29	1,000	—	(f)
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt., Rfdg.	6.125		04/01/45	2,050	2,316,295
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien (Prerefunded 01/01/20)(a)	5.750		01/01/25	1,000	1,142,290
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien (Prerefunded 01/01/20)(a)	6.000		01/01/41	2,000	2,384,500
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien, Ser. A	5.000		01/01/45	1,000	1,123,980
Central Tex. Regl. Mobility Auth. Rev., Sub., Rfdg.	4.000		01/01/41	1,000	1,036,500
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.000		08/15/42	1,000	1,106,070
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.750		08/15/41	1,000	1,117,990
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000		08/15/43	1,000	1,196,550
Clifton Higher Ed. Fin. Corp. Rev., Tejano Cmnty. Ctr., Ser. A	9.000		02/15/38	2,000	2,071,540
Clifton Higher Ed. Fin. Corp. Rev., Uplift Ed., Ser. A	6.125		12/01/40	3,000	3,390,930
Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250		09/01/44	1,370	1,462,461
Grand Parkway Transn. Corp., 1st Tier Toll Rev., Ser. A	5.125		10/01/43	2,000	2,225,320
Gregg Cnty. Hlth. Facs. Dev. Corp. Rev., Good Shepherd Hlth. Sys., Rfdg., 144A	4.269	(g)	10/01/29	500	500,790
Harris Cnty. Cultural Edu. Facs. Fin. Corp., Houston Methodist Hosp. Oblig.	4.000		12/01/45	1,500	1,573,320
Houston Arpt. Sys. Rev., Ser. B-1, AMT	5.000		07/15/35	2,000	2,208,340
Houston Arpt. Sys. Rev., Spl. Facs. Cont. Airlines, Inc., AMT, Rfdg.	6.625		07/15/38	1,500	1,725,165

See Notes to Financial Statements.

Prudential Muni High Income Fund	31

Portfolio of Investments (unaudited) (continued)

as of October 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Houston Arpt. Sys. Rev., Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT, Rfdg.	5.000%	07/01/32	1,000	$1,107,870
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, AMT, Rfdg.	5.000	07/01/25	250	281,473
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	5.000	02/15/42	1,250	1,372,012
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	6.500	05/15/31	465	553,796
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A, (Prerefunded 05/15/21)(a)	6.500	05/15/31	535	660,902
Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	1,000	1,118,210
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Kipp, Inc., Ser. A (Prerefunded 08/15/19)(a)	6.375	08/15/44	1,000	1,144,620
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Lifeschools of Dallas, Ser. A (Prerefunded 08/15/19)(a)	7.500	08/15/41	2,000	2,347,840
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Ser. B-1, Rfdg.	4.000	06/01/30	1,000	1,069,860
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Ser. B-2, Rfdg.	4.000	06/01/30	1,800	1,925,748
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A, Rmkt., Rfdg.	6.300	11/01/29	1,000	1,118,010
Mission Econ. Dev. Corp. Rev., Sr. Lien, Natgasoline Proj., Ser. B, AMT, 144A	5.750	10/01/31	1,000	1,056,380
New Hope Cultural Ed. Facs. Corp. Rev., CHF Collegiate Housing, Tarleton St. Proj., Ser. A	5.000	04/01/47	1,000	1,076,020
New Hope Cultural Ed. Facs. Corp. Rev., Jubilee Academic Ctr., Ser. A, Rfdg.	5.000	08/15/46	2,000	2,007,120
New Hope Cultural Ed. Facs. Corp. Rev., MRC Crestview, Rfdg.	5.000	11/15/46	1,150	1,263,482
New Hope Cultural Ed. Facs. Corp. Rev., Westminster Manor Proj., Rfdg.	4.000	11/01/36	1,250	1,267,513
North Tex. Twy. Auth. Rev., First Tier, Sys., Rfdg.	6.000	01/01/38	2,000	2,344,460
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A., Rfdg.	5.750	01/01/40	450	472,563
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A., Rfdg.	6.250	01/01/39	195	214,449
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A, Rfdg., (Prerefunded 01/01/19)(a)	6.250	01/01/39	1,305	1,452,361
North Tex. Twy. Auth. Rev., Ser. A, Rfdg.	4.000	01/01/38	2,000	2,124,460

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Pharr Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A	6.500%		08/15/39	175	$194,185
Pharr Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Prerefunded 08/15/19)(a)	6.500		08/15/39	825	944,188
Pottsboro Higher Ed. Fin. Corp. Rev., Ser. A	5.000		08/15/46	1,000	1,009,420
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B(c)(e)	6.150		08/01/22	1,000	—	(f)
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Prerefunded 08/15/20)(a)	6.700		08/15/40	1,000	1,198,680
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Barton Creek Sr. Living Ctr., Rfdg.	5.000		11/15/40	1,100	1,217,018
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Baylor Scott & White Hlth., Ser. A, Rfdg.	4.000		11/15/42	2,750	2,915,660
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Buckingham Sr. Lvng. Cmnty. Proj., Ser. A	5.500		11/15/45	1,900	2,090,152
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Buckingham Sr. Lvng. Cmnty. Proj., Ser. B-2	3.875		11/15/20	500	503,320
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Hlth. Resources Sys. Oblig., Ser. A, Rfdg.	4.000		02/15/47	2,000	2,085,280
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Trinity Terrace Proj., Ser. A-1, Rfdg.	5.000		10/01/44	1,000	1,112,410
Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev., Corp. I, Sr. Lien, Ser. A	5.250		12/15/26	4,100	4,983,960
Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev., Corp. I, Sr. Lien, Ser. B	1.270	(g)	12/15/26	1,500	1,405,935
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, LBJ Infrastructure	7.000		06/30/40	4,670	5,509,526
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners	6.875		12/31/39	2,000	2,323,760
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750		06/30/43	500	610,205
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000		12/31/38	1,500	1,855,590
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A (Prerefunded 02/15/20)(a)	6.200		02/15/40	1,000	1,163,390

					94,483,489

Utah 0.1%
Utah Chrt. Sch. Fin. Auth. Rev., Spectrum Academy Proj., 144A	6.000		04/15/45	1,000	1,053,700

See Notes to Financial Statements.

Prudential Muni High Income Fund	33

Portfolio of Investments (unaudited) (continued)

as of October 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Vermont 0.3%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj., Rfdg.	5.400%		05/01/33	1,100	$1,185,261
Vermont Edl. & Hlth. Bldgs. Fin. Agcy. Rev., Univ. VT Med. Ctr. Proj., Ser. B, Green Bond	4.000		12/01/46	1,875	1,936,819

					3,122,080

Virgin Islands 0.1%
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln. Diageo, Ser. A	6.750		10/01/37	750	769,185

Virginia 2.1%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg.	3.940	(b)	07/15/40	1,000	802,170
Fairfax Cnty. Econ. Dev. Auth. Rev., Goodwin House Inc., Ser. A, Rfdg.	4.000		10/01/42	1,000	1,033,090
Mosaic District Cmnty. Dev. Auth. Spl. Assmt., Ser. A	6.875		03/01/36	1,250	1,419,800
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Facs. Rev., Sussex Apts., AMT(d)	8.000		09/01/26	3,855	3,856,195
Stafford Cnty. Econ. Dev. Auth. Rev., Mary Washington Healthcare, Rfdg.	4.000		06/15/37	1,000	1,044,680
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.250		01/01/32	2,055	2,309,018
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.500		01/01/42	3,000	3,365,760
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Express Lanes LLC Proj., AMT	5.000		01/01/40	4,780	5,112,736

					18,943,449

Washington 1.6%
Port of Seattle Indl. Dev. Corp., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000		04/01/30	1,000	1,072,140
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.375		12/01/22	1,190	1,195,355
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.750		12/01/35	625	697,962
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp., Ser. A	5.000		12/01/37	3,000	3,231,300
Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250		06/01/32	1,160	1,309,640
Washington St. Healthcare Facs. Auth. Rev., Kadlec Regl. Med. Ctr., Rdfg. (Prerefunded 12/01/21)(a)	5.000		12/01/42	1,000	1,185,480
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rdfg.	5.000		07/01/38	1,100	1,254,484

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Washington (cont’d.)
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rdfg.	5.500%	07/01/30	1,115	$1,256,070
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hosp. (Prerefunded 10/01/19)(a)	5.625	10/01/38	1,250	1,415,950
Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, 144A	7.375	01/01/44	2,000	2,369,600

				14,987,981

West Virginia 0.1%
West Virginia Econ. Dev. Auth. Rev., Morgantown Energy Assoc., AMT, Rfdg.	2.875	12/15/26	1,000	981,670

Wisconsin 1.2%
Pub. Fin. Auth. Arpt. Facs. Rev., Celanese Proj., Ser. C, AMT, Rfdg.	4.300	11/01/30	3,000	3,088,500
Pub. Fin. Auth. Arpt. Facs. Rev., Cornerstone Chrt. Academy Proj., Ser. A, 144A	5.125	02/01/46	1,000	1,008,750
Pub. Fin. Auth. Arpt. Facs. Rev., Bancroft Neurohealth Proj., Ser. A, 144A	5.125	06/01/48	1,000	1,010,160
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., AMT, Rfdg.	5.000	07/01/42	1,500	1,586,610
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., AMT, Rfdg.	5.250	07/01/28	1,000	1,105,160
Wisconsin Hlth. & Ed. Facs. Auth. Rev., Ascension Hlth. Credit Grp., Ser. A, Rfdg.	4.000	11/15/46	2,500	2,633,800
Wisconsin Hlth. & Ed. Facs. Auth. Rev., St. Johns Cmntys. Inc., Ser. B, Rfdg.	5.000	09/15/45	500	536,460

				10,969,440

Wyoming 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750	07/15/39	500	554,395

TOTAL INVESTMENTS 99.9% (cost $854,511,900)(Note 5)				910,645,534
Other assets in excess of liabilities 0.1%				745,996

NET ASSETS 100.0%				$911,391,530

See Notes to Financial Statements.

Prudential Muni High Income Fund	35

Portfolio of Investments (unaudited) (continued)

as of October 31, 2016

The following abbreviations are used in the semi-annual report.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ACA—American Capital Access Corp.

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

CABS—Capital Appreciation Bonds

CCRC—Continuing Care Retirement Communities

CDD—Community Development District

COP—Certificates of Participation

ETM—Escrowed to Maturity

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(b)	Represents a zero coupon or step bond. Rate quoted represents effective yield at October 31, 2016.
(c)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(d)	Indicates a security that has been deemed illiquid.
(e)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $448,800 and 0.0% of net assets.
(f)	Less than $0.5 par.
(g)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

36

The following is a summary of the inputs used as of October 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$9,927,170	$—
Arizona	—	31,676,164	—
California	—	95,663,677	—
Colorado	—	29,814,493	—
Connecticut	—	3,710,535	—
Delaware	—	3,112,761	—
District of Columbia	—	10,563,894	—
Florida	—	69,519,206	448,800
Georgia	—	7,861,060	—
Guam	—	1,736,985	—
Hawaii	—	6,904,000	—
Idaho	—	2,222,040	—
Illinois	—	85,384,633	—
Indiana	—	9,480,501	—
Iowa	—	13,505,948	—
Kansas	—	1,127,380	—
Kentucky	—	6,166,600	—
Louisiana	—	14,600,660	—
Maine	—	5,261,910	—
Maryland	—	14,298,177	—
Massachusetts	—	9,955,573	—
Michigan	—	26,532,982	—
Minnesota	—	4,611,618	—
Mississippi	—	1,087,240	—
Missouri	—	19,231,529	—
Nebraska	—	3,108,360	—
Nevada	—	2,544,825	—
New Hampshire	—	977,770	—
New Jersey	—	78,587,863	—
New York	—	56,880,883	—
North Carolina	—	3,016,208	—
North Dakota	—	877,838	—
Ohio	—	30,246,475	—
Oklahoma	—	7,586,240	—
Oregon	—	4,305,520	—
Pennsylvania	—	56,198,446	—
Puerto Rico	—	14,809,418	—
Rhode Island	—	2,945,794	—
South Carolina	—	4,508,880	—
South Dakota	—	1,828,444	—

See Notes to Financial Statements.

Prudential Muni High Income Fund	37

Portfolio of Investments (unaudited) (continued)

as of October 31, 2016

	Level 1	Level 2	Level 3
Municipal Bonds (continued)
Tennessee	$—	$11,951,645	$—
Texas	—	94,483,489	—
Utah	—	1,053,700	—
Vermont	—	3,122,080	—
Virgin Islands	—	769,185	—
Virginia	—	18,943,449	—
Washington	—	14,987,981	—
West Virginia	—	981,670	—
Wisconsin	—	10,969,440	—
Wyoming	—	554,395	—

Total	$—	$910,196,734	$448,800

During the period, there were no transfers between Level 1 and Level 2 to report.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2016 were as follows:

Health Care	25.9%
Corporate Backed IDB & PCR	12.2
Tobacco Appropriated	11.1
Education	9.6
Special Tax/Assessment District	7.7
Transportation	7.3
Pre-Refunded	6.9
Power	6.4
General Obligation	4.7
Other	2.8%
Water & Sewer	2.1
Lease Backed Certificate of Participation	1.6
Solid Waste/Resource Recovery	1.2
Housing	0.4

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

38

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of October 31, 2016

Assets
Unaffiliated investments (cost $854,511,900)	$910,645,534
Cash	188,519
Interest receivable	14,914,973
Receivable for Fund shares sold	1,779,781
Receivable for investments sold	1,544,335
Prepaid expenses	9,159

Total Assets	929,082,301

Liabilities
Payable for investments purchased	12,013,786
Payable for Fund shares reacquired	4,548,147
Dividends payable	396,402
Management fee payable	391,899
Distribution fee payable	222,833
Accrued expenses	103,867
Affiliated transfer agent fee payable	12,385
Deferred trustees’ fees	1,452

Total Liabilities	17,690,771

Net Assets	$911,391,530

Net assets were comprised of:
Shares of beneficial interest, at par	$874,873
Paid-in capital in excess of par	884,288,313

885,163,186
Undistributed net investment income	5,611,103
Accumulated net realized loss on investment transactions	(35,516,393)
Net unrealized appreciation on investments	56,133,634

Net assets, October 31, 2016	$911,391,530

See Notes to Financial Statements.

40

Class A
Net asset value and redemption price per share ($403,099,331 ÷ 38,678,351 shares of beneficial interest issued and outstanding)	$10.42
Maximum sales charge (4.00% of offering price)	0.43

Maximum offering price to public	$10.85

Class B
Net asset value, offering price and redemption price per share ($52,076,313 ÷ 4,994,483 shares of beneficial interest issued and outstanding)	$10.43

Class C
Net asset value, offering price and redemption price per share ($133,763,851 ÷ 12,832,272 shares of beneficial interest issued and outstanding)	$10.42

Class Z
Net asset value, offering price and redemption price per share ($322,452,035 ÷ 30,982,194 shares of beneficial interest issued and outstanding)	$10.41

See Notes to Financial Statements.

Prudential Muni High Income Fund	41

Statement of Operations (unaudited)

Six Months Ended October 31, 2016

Net Investment Income (Loss)
Income
Interest income	$21,593,532

Expenses
Management fee	2,294,306
Distribution fee—Class A	519,370
Distribution fee—Class B	140,612
Distribution fee—Class C	664,659
Transfer agent’s fees and expenses (including affiliated expense of $36,400)	280,000
Custodian and accounting fees	63,000
Registration fees	62,000
Shareholders’ reports	23,000
Audit fee	17,000
Legal fees and expenses	13,000
Trustees’ fees	11,000
Insurance expenses	4,000
Loan interest expense	1,450
Miscellaneous	9,746

Total expenses	4,103,143
Less: Custodian fee credit	(976)

Net expenses	4,102,167

Net investment income (loss)	17,491,365

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(5,485,155)
Net change in unrealized appreciation (depreciation) on investments	1,457,258

Net gain (loss) on investment transactions	(4,027,897)

Net Increase (Decrease) In Net Assets Resulting From Operations	$13,463,468

See Notes to Financial Statements.

42

Statement of Changes in Net Assets (unaudited)

	Six Months Ended October 31, 2016	Year Ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,491,365	$32,153,324
Net realized gain (loss) on investment transactions	(5,485,155)	(594,815)
Net change in unrealized appreciation (depreciation) on investments	1,457,258	14,546,551

Net increase (decrease) in net assets resulting from operations	13,463,468	46,105,060

Dividends from net investment income (Note 1)
Class A	(7,706,211)	(15,806,835)
Class B	(977,557)	(2,336,461)
Class C	(1,981,888)	(3,811,311)
Class Z	(6,264,443)	(9,213,224)

	(16,930,099)	(31,167,831)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	125,635,596	257,847,816
Net asset value of shares issued in reinvestment of dividends	14,362,916	26,212,662
Cost of shares reacquired	(85,528,899)	(162,486,369)

Net increase (decrease) in net assets from Fund share transactions	54,469,613	121,574,109

Total increase (decrease)	51,002,982	136,511,338

Net Assets:
Beginning of period	860,388,548	723,877,210

End of period (a)	$911,391,530	$860,388,548

(a) Includes undistributed net investment income of:	$5,611,103	$5,049,837

See Notes to Financial Statements.

Prudential Muni High Income Fund	43

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 4—Prudential Muni High Income Fund (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and currently consists of one series: the Prudential Muni High Income Fund. The Fund is a diversified fund.

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

44

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment.

Prudential Muni High Income Fund	45

Notes to Financial Statements (continued)

Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. The Fund accounts for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities.” Interest expense related to the Fund’s liability in connection with the floating rate notes held by third parties is recorded as incurred. The interest expense is under the caption “interest expenses and fees related to inverse floaters” in the Fund’s “Statement of Operations” and is also included in the Fund’s expense ratio. For the six months ended October 31, 2016, the Fund did not enter into any Tender Option Bond Transactions.

The Fund may also invest in inverse floaters without transferring a fixed rate bond into a trust, which is not accounted for as funded leverage. The interest rates on these securities

46

have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

The Fund’s investment policies permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from the registration requirements under Rule 144A of the Securities Act of 1933.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income and payment is made monthly. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Prudential Muni High Income Fund	47

Notes to Financial Statements (continued)

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its Prudential Fixed Income (“PFI”) unit. The subadvisory agreement provides that PFI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PFI is obligated to keep certain books and records of the Fund. PI pays for the services of PFI, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets of up to $1 billion and ..45% of the average daily net assets in excess of $1 billion. The effective management fee rate was .50% for the six months ended October 31, 2016.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, .50% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

48

PIMS has advised the Fund that it has received $298,409 for Class A shares in front-end sales charges during the six months ended October 31, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended October 31, 2016 it received $7,771, $28,198 and $2,343 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PGIM, Inc. and PIMS are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended October 31, 2016, were $168,576,071 and $112,368,584, respectively. Although floating rate daily demand notes are shown as short-term investments in the Portfolio of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchases and sales amounts.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of October 31, 2016 were as follows:

Tax Basis	$851,149,808

Appreciation	70,564,813
Depreciation	(11,069,087)

Net Unrealized Appreciation	$59,495,726

The book basis may differ from tax basis due to certain tax-related adjustments.

Prudential Muni High Income Fund	49

Notes to Financial Statements (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after May 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before April 30, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2016, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$14,998,000

Pre-Enactment Losses:
Expiring 2019	$19,389,000

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a contingent deferred sales charge of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

50

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

As of October 31, 2016, 5 shareholders of record held 59% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended October 31, 2016:
Shares sold	2,762,461	$29,260,339
Shares issued in reinvestment of dividends and distributions	625,416	6,616,302
Shares reacquired	(3,157,266)	(33,337,387)

Net increase (decrease) in shares outstanding before conversion	230,611	2,539,254
Shares issued upon conversion from other share class(es)	328,959	3,490,039
Shares reacquired upon conversion into other share class(es)	(440,342)	(4,663,464)

Net increase (decrease) in shares outstanding	119,228	$1,365,829

Year ended April 30, 2016:
Shares sold	8,364,318	$85,816,215
Shares issued in reinvestment of dividends and distributions	1,315,807	13,493,720
Shares reacquired	(7,293,780)	(74,678,747)

Net increase (decrease) in shares outstanding before conversion	2,386,345	24,631,188
Shares issued upon conversion from other share class(es)	346,818	3,544,978
Shares reacquired upon conversion into other share class(es)	(737,527)	(7,558,446)

Net increase (decrease) in shares outstanding	1,995,636	$20,617,720

Class B
Six months ended October 31, 2016:
Shares sold	8,198	$86,491
Shares issued in reinvestment of dividends and distributions	70,775	749,146
Shares reacquired	(297,301)	(3,139,899)

Net increase (decrease) in shares outstanding before conversion	(218,328)	(2,304,262)
Shares reacquired upon conversion into other share class(es)	(297,591)	(3,158,737)

Net increase (decrease) in shares outstanding	(515,919)	$(5,462,999)

Year ended April 30, 2016:
Shares sold	124,202	$1,280,741
Shares issued in reinvestment of dividends and distributions	176,583	1,810,797
Shares reacquired	(641,094)	(6,570,919)

Net increase (decrease) in shares outstanding before conversion	(340,309)	(3,479,381)
Shares reacquired upon conversion into other share class(es)	(279,788)	(2,861,043)

Net increase (decrease) in shares outstanding	(620,097)	$(6,340,424)

Prudential Muni High Income Fund	51

Notes to Financial Statements (continued)

Class C	Shares	Amount
Six months ended October 31, 2016:
Shares sold	1,509,986	$15,976,291
Shares issued in reinvestment of dividends and distributions	153,796	1,627,137
Shares reacquired	(738,502)	(7,806,847)

Net increase (decrease) in shares outstanding before conversion	925,280	9,796,581
Shares reacquired upon conversion into other share class(es)	(93,233)	(986,862)

Net increase (decrease) in shares outstanding	832,047	$8,809,719

Year ended April 30, 2016:
Shares sold	3,167,844	$32,530,046
Shares issued in reinvestment of dividends and distributions	304,879	3,127,909
Shares reacquired	(1,630,667)	(16,679,587)

Net increase (decrease) in shares outstanding before conversion	1,842,056	18,978,368
Shares issued upon conversion from other share class(es)	16,272	165,810
Shares reacquired upon conversion into other share class(es)	(155,883)	(1,596,604)

Net increase (decrease) in shares outstanding	1,702,445	$17,547,574

Class Z
Six months ended October 31, 2016:
Shares sold	7,595,211	$80,312,475
Shares issued in reinvestment of dividends and distributions	508,161	5,370,331
Shares reacquired	(3,913,751)	(41,244,766)

Net increase (decrease) in shares outstanding before conversion	4,189,621	44,438,040
Shares issued upon conversion from other share class(es)	543,212	5,743,394
Shares reacquired upon conversion into other share class(es)	(40,149)	(424,370)

Net increase (decrease) in shares outstanding	4,692,684	$49,757,064

Year ended April 30, 2016:
Shares sold	13,461,841	$138,220,814
Shares issued in reinvestment of dividends and distributions	758,775	7,780,236
Shares reacquired	(6,308,497)	(64,557,116)

Net increase (decrease) in shares outstanding before conversion	7,912,119	81,443,934
Shares issued upon conversion from other shares class(es)	890,876	9,115,612
Shares reacquired upon conversion into other share class(es)	(79,348)	(810,307)

Net increase (decrease) in shares outstanding	8,723,647	$89,749,239

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The interest rate on borrowings under the SCA is paid monthly and at a per annum rate based upon the higher of 0.0%, the effective federal funds rate, or the One-Month LIBOR rate, plus a contractual spread. Prior to October 6, 2016, the Funds had

52

another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .11% of the unused portion of the SCA. The interest rate on borrowings was substantially the same. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended October 31, 2016. The average daily balance for the 37 days that the Fund had loans outstanding during the period was $798,757, borrowed at a weighted interest rate of 1.77%. The maximum loan balance outstanding during the period was $2,103,000. At October 31, 2016, the Fund did not have an outstanding loan balance.

Note 8. Recent Accounting Pronouncements and Reporting Updates

In January 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. In an effort to enhance monitoring and regulation, the new rules and forms will allow the SEC to more effectively collect and use data reported by funds. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Notice of Dividends to Shareholders

In addition to the monthly dividends paid by the Fund, the Fund declared ordinary income dividends on November 28, 2016 to shareholders of record on November 29, 2016. The ex-dividend date was November 30, 2016. The per share amounts declared were as follows:

Ordinary Income
Class A	$0.00193
Class B	$0.00193
Class C	$0.00193
Class Z	$0.00193

Prudential Muni High Income Fund	53

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended October 31,		Year Ended April 30,
	2016		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.45		$10.26	$9.91	$10.47	$10.02	$9.18
Income (loss) from investment operations:
Net investment income (loss)	.21		.44	.44	.47	.47	.48
Net realized and unrealized gain (loss) on investment transactions	(.04)		.18	.36	(.57)	.44	.83
Total from investment operations	.17		.62	.80	(.10)	.91	1.31
Less Dividends:
Dividends from net investment income	(.20)		(.43)	(.45)	(.46)	(.46)	(.47)
Net asset value, end of period	$10.42		$10.45	$10.26	$9.91	$10.47	$10.02
Total Return(b):	1.58%		6.19%	8.19%	(.71)%	9.26%	14.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$403,099		$402,933	$375,176	$373,610	$442,197	$406,033
Average net assets (000)	$412,122		$379,356	$376,328	$367,792	$432,410	$383,978
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.86%	(e)	.87%	.87%	.87%	.86%	.87%
Expenses before waivers and/or expense reimbursement	.86%	(e)	.87%	.91%	.92%	.91%	.92%
Net investment income (loss)	3.86%	(e)	4.30%	4.36%	4.90%	4.55%	4.95%
Portfolio turnover rate(c)	5%	(f)	7%	10%	17%	19%	15%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	The portfolio turnover rate including variable rate demand notes was 12% for the six months ended October 31, 2016, 9% for the year ended April 30, 2016, 17% for the year ended April 30, 2015, 24% for the year ended April 30, 2014, 39% for the year ended April 30, 2013 and 35% for the year ended April 30, 2012.
(d)	Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

54

Class B Shares
	Six Months Ended October 31,		Year Ended April 30,
	2016		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.46		$10.27	$9.92	$10.48	$10.03	$9.19
Income (loss) from investment operations:
Net investment income (loss)	.19		.42	.42	.45	.44	.45
Net realized and unrealized gain (loss) on investment transactions	(.04)		.17	.36	(.57)	.45	.84
Total from investment operations	.15		.59	.78	(.12)	.89	1.29
Less Dividends:
Dividends from net investment income	(.18)		(.40)	(.43)	(.44)	(.44)	(.45)
Net asset value, end of period	$10.43		$10.46	$10.27	$9.92	$10.48	$10.03
Total Return(b):	1.46%		5.93%	7.92%	(.95)%	8.99%	14.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$52,076		$57,613	$62,944	$67,445	$77,670	$54,084
Average net assets (000)	$55,788		$59,446	$66,035	$68,456	$67,171	$43,752
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.11%	(d)	1.12%	1.12%	1.12%	1.11%	1.12%
Expenses before waivers and/or expense reimbursement	1.11%	(d)	1.12%	1.12%	1.12%	1.11%	1.12%
Net investment income (loss)	3.61%	(d)	4.06%	4.11%	4.66%	4.30%	4.69%
Portfolio turnover rate(c)	5%	(e)	7%	10%	17%	19%	15%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	The portfolio turnover rate including variable rate demand notes was 12% for the six months ended October 31, 2016, 9% for the year ended April 30, 2016, 17% for the year ended April 30, 2015, 24% for the year ended April 30, 2014, 39% for the year ended April 30, 2013 and 35% for the year ended April 30, 2012.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Muni High Income Fund	55

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended October 31,		Year Ended April 30,
	2016		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.45		$10.27	$9.92	$10.47	$10.03	$9.19
Income (loss) from investment operations:
Net investment income (loss)	.17		.36	.37	.40	.39	.40
Net realized and unrealized gain (loss) on investment transactions	(.04)		.17	.35	(.56)	.44	.84
Total from investment operations	.13		.53	.72	(.16)	.83	1.24
Less Dividends:
Dividends from net investment income	(.16)		(.35)	(.37)	(.39)	(.39)	(.40)
Net asset value, end of period	$10.42		$10.45	$10.27	$9.92	$10.47	$10.03
Total Return(b):	1.21%		5.31%	7.39%	(1.36)%	8.35%	13.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$133,764		$125,439	$105,708	$89,990	$120,882	$93,969
Average net assets (000)	$131,852		$111,295	$97,740	$96,402	$109,555	$82,069
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.61%	(d)	1.62%	1.62%	1.62%	1.61%	1.62%
Expenses before waivers and/or expense reimbursement	1.61%	(d)	1.62%	1.62%	1.62%	1.61%	1.62%
Net investment income (loss)	3.11%	(d)	3.55%	3.61%	4.15%	3.80%	4.20%
Portfolio turnover rate(c)	5%	(e)	7%	10%	17%	19%	15%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	The portfolio turnover rate including variable rate demand notes was 12% for the six months ended October 31, 2016, 9% for the year ended April 30, 2016, 17% for the year ended April 30, 2015, 24% for the year ended April 30, 2014, 39% for the year ended April 30, 2013 and 35% for the year ended April 30, 2012.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

56

Class Z Shares
	Six Months Ended October 31,		Year Ended April 30,
	2016		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.44		$10.25	$9.90	$10.46	$10.01	$9.17
Income (loss) from investment operations:
Net investment income (loss)	.22		.46	.47	.50	.50	.50
Net realized and unrealized gain (loss) on investment transactions	(.04)		.18	.36	(.57)	.44	.84
Total from investment operations	.18		.64	.83	(.07)	.94	1.34
Less Dividends:
Dividends from net investment income	(.21)		(.45)	(.48)	(.49)	(.49)	(.50)
Net asset value, end of period	$10.41		$10.44	$10.25	$9.90	$10.46	$10.01
Total Return(b):	1.73%		6.48%	8.48%	(.47)%	9.54%	14.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$322,452		$274,404	$180,050	$118,489	$140,403	$106,432
Average net assets (000)	$310,497		$208,377	$152,856	$116,356	$129,038	$84,036
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.61%	(d)	.62%	.62%	.62%	.61%	.62%
Expenses before waivers and/or expense reimbursement	.61%	(d)	.62%	.62%	.62%	.61%	.62%
Net investment income (loss)	4.11%	(d)	4.54%	4.61%	5.15%	4.80%	5.18%
Portfolio turnover rate(c)	5%	(e)	7%	10%	17%	19%	15%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	The portfolio turnover rate including variable rate demand notes was 12% for the six months ended October 31, 2016, 9% for the year ended April 30, 2016, 17% for the year ended April 30, 2015, 24% for the year ended April 30, 2014, 39% for the year ended April 30, 2013 and 35% for the year ended April 30, 2012.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Muni High Income Fund	57

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of the Prudential Muni High Income Fund (the “Fund”)1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income (“PGIM Fixed Income”) unit. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-9, 2016 and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-9, 2016.

[1]	Prudential Muni High Income Fund is the sole series of Prudential Investment Portfolios 4.

Prudential Muni High Income Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PGIM Fixed Income. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PGIM, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PFI’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PGIM, and that there was a reasonable basis on which to conclude that the

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Fund benefits from the services provided by PI and PGIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board further noted that the subadviser is affiliated with PI and that its profitability is reflected in PI’s profitability report. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential Muni High Income Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PI and PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five-, and ten-year periods ended December 31, 2015.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended April 30, 2015. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper High Yield Municipal Debt Funds Performance Universe) and the Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of

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any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Muni High Income Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Muni High Income Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL MUNI HIGH INCOME FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PRHAX	PMHYX	PHICX	PHIZX
CUSIP	74440M104	74440M203	74440M302	74440M401

MF133E2    0300128-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 4

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 20, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	December 20, 2016